Condensed financial information of the Company - Condensed statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed statements of comprehensive income
Net income	$ (1,400,292)	$ 3,498,005	$ 9,975,225
Comprehensive income	58,113	5,886,311	8,863,016
Reportable legal entities | Parent company
Condensed statements of comprehensive income
Net income	(1,400,292)	3,498,005	9,975,225	$ 8,675,058
Other comprehensive income	1,458,405	2,388,306	(1,112,209)
Comprehensive income	$ 58,113	$ 5,886,311	$ 8,863,016	$ 7,939,866